Financial liabilties designated at fair value - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ (151)	£ (292)	£ (165)
Financial liabilities designated at fair value | Deposits from customers
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	2,407	3,431
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ 151	£ 292